Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Capitalized interests	€ 14,894	€ 8,955	€ 8,839
Losses on disposals of property, plant and equipment	€ 1,408	€ 1,401